GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss)	$ (1,066,920)	$ (75,877)	$ (1,661,850)	$ (426,656)	$ (1,787,669)	$ (356,595)
Net cash provided by (used in) operating activities			(613,967)	$ (273,484)	(1,228,699)	(263,663)
Stockholders' deficit	$ (2,892,683)		$ (2,892,683)		$ (1,990,976)	$ (1,200,545)